As Filed with the Securities and Exchange Commission on January 13, 2006

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 20	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 21	☒

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

1311 Mamaroneck Ave
White Plains, New York 10605
(Address and Zip Code of Principal Executive Offices)

(800) 930-3828
(Registrant's Telephone Number, including Area Code)

Leonid Polyakov
1311 Mamaroneck Ave
White Plains, New York 10605
(Name and Address of Agent for Service)

With a copy to:
Mary Jo Reilly, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

Shares of Common Stock
(Title of Securities Being Registered)

It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
X	on January 25, 2006 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

KINETICS MUTUAL FUNDS, INC.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 19 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 1, 2005 to register a new Fund, the Market Opportunities Fund, and pursuant to Rule 485(a)(2) would become effective on January 15, 2006.

This Post-Effective Amendment No. 20 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 25, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 20 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

KINETICS MUTUAL FUNDS, INC.
PART C
OTHER INFORMATION

ITEM 23. EXHIBITS

(a)	Articles of Incorporation

(1)	Articles of Amendment and Restatement.[1]

(2)	Articles of Amendment to Articles of Amendment and Restatement.[4]

(3)	Articles Supplementary. [4]

(4)	Form of Articles Supplementary [6]

(b)	Amended and Restated By-laws[1]

(c)	Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.

(d)
Investment Advisory Agreements. Incorporated by reference to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2000, and Amendment No. 5 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on April 30, 2002.

(e)	Underwriting Contracts

(1)	Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, Inc. dated September 15, 2000[4]

(2)	Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, Inc. and Quasar Distributors, LLC dated September 20, 2000[4]

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Contract between Registrant, Kinetics Portfolios Trust and U.S. Bank Milwaukee, N.A.[1]

(h)	Other Material Contracts

(1)	Administrative Services Agreement between Registrant and U.S. Bancorp Fund Services, LLC.[3]

(2)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.[3]

(3)	Transfer Agent Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC.[3]

(4)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. with respect to the No Load, Advisor Class A, B and C Shares.[4]

(5)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. with respect to the Institutional Share Class.[5]

(6)	Agreement of the Joint Insureds between Registrant, Kinetics Portfolios Trust and The Internet Fund, Inc.[1]

(7)	Power of Attorney.[3]

(8)	Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated October 4, 2004.[5]

(9)	Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated April 22, 2005.[5]

(i)	Legal Opinions.

(1)	Legal opinion dated October 4, 2004.[5]

(2)	Legal opinion with regard to Market Opportunities Fund - to be filed by amendment.

(j)	Other Opinions.

(1)	Consent of Counsel- to be filed by amendment.

(2)	Consent of Auditors- to be filed by amendment.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Understanding.[1]

(m)	Rule 12b-1 Plan.[2]

(n)	Rule 18f-3 Plan.[4]

(o)	Reserved.

(p)	Code of Ethics. [5]

1Filed September 7, 1999 with Pre-effective Amendment No. 3 to the Registration Statement.

2Filed April 26, 2001 with Post-Effective Amendment No. 8 to the Registration Statement.

3Filed April 30, 2003 with Post-Effective Amendment No. 11 to the Registration Statement.

4 Filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.

5 Filed April 29, 2005 with Post-Effective Amendment No. 18 to the Registration Statement.

6 Filed November 1, 2006 with Post-Effective Amendment No. 19 to the Registration Statement.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
Registrant is controlled by its Board of Directors.

ITEM 25.	INDEMNIFICATION

Reference is made to the Ninth paragraph of Registrant’s Articles of Amendment and Restatement, Article VIII of Registrant’s Amended and Restated By-Laws, and Paragraph 10(a) of the Distribution Agreement between Registrant and Kinetics Funds Distributor, Inc. With respect to the Registrant, the general effect of these provisions is to indemnify any person (trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Company. With respect to Kinetics Funds Distributor, Inc, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM26.            BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Kinetics Asset Management, Inc. is an investment adviser registered under the Investment Advisers Act of 1940. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Statement of Additional Information of this Registration Statement.

ITEM 27.           PRINCIPAL UNDERWRITERS:

(a) As of the date of this filing, Kinetics Funds Distributor, Inc. ("KFDI"), Distributor for shares of the Registrant, also serves as the private placement agent for Kinetics Portfolios Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of KFDI are as follows:

Name and Principal Business Address	Position and Offices with Kinetics Funds Distributor, Inc.	Positions and Offices with Registrant
Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591	CFO & President	Director/Trustee, Treasurer

(c) None.

ITEM 28.           LOCATION OF ACCOUNTS AND RECORDS:
All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accounting servicing agent, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s investment adviser	Kinetics Asset Management, Inc 16 New Broadway Sleepy Hollow, NY 10591
Registrant’s custodian	U.S. Bank, N.A. 425 E. Walnut Street Cincinnati, OH 45202

ITEM 29.           MANAGEMENT SERVICES:
Not applicable.

ITEM 30.           UNDERTAKINGS:
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Kinetics Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment No. 20 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 20 to it Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Sleepy Hollow and State of New York, on the 13th day of January, 2006.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*

Peter B. Doyle, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons representing all of the members of the Board of Directors on January 13th, 2006.

NAME	TITLE

Peter B. Doyle* Peter B. Doyle	President, Chairman of the Board

Douglas Cohen* Douglas Cohen	Director

William J. Graham* William J. Graham	Director

Steven T. Russell* Steven T. Russell	Director

Murray Stahl* Murray Stahl	Director and Secretary

Joseph E. Breslin* Joseph E. Breslin	Director

/s/Leonid Polyakov Leonid Polyakov	Director and Treasurer

John J. Sullivan* John J. Sullivan	Director

* By /s/ Leonid Polyakov
Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective
Amendment No.11 to the Registration Statement filed on April 30, 2003.

    Pursuant to the requirements of the Investment Company Act of 1940, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of Sleepy Hollow and State of New York, on the 13th day of January, 2006.

KINETICS PORTFOLIOS TRUST

/s/ Peter B. Doyle*

Peter B. Doyle, President and Chairman of the Board

* By /s/ Leonid Polyakov
Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective
Amendment No. 11 to the Registration Statement filed on April 30, 2003.